FAIR VALUE DISCLOSURES (TABLES)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures Tables [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
Fair Value Measurements at December 31, 2012

	Level 1	Level 2	Level 3	Total

	(In Millions)

Assets
Investments:
Fixed maturities, available-for-sale:
Corporate	$6	$22,837	$355	$23,198
U.S. Treasury, government and agency	0	5,180	0	5,180
States and political subdivisions	0	480	50	530
Foreign governments	0	511	19	530
Commercial mortgage-backed	0	0	900	900
Residential mortgage-backed(1)	0	1,940	9	1,949
Asset-backed(2)	0	69	113	182
Redeemable preferred stock	242	881	15	1,138
Subtotal	248	31,898	1,461	33,607
Other equity investments	78	0	77	155
Trading securities	446	1,863	0	2,309
Other invested assets:
Short-term investments	0	98	0	98
Swaps	0	148	0	148
Futures	(2)	0	0	(2)
Options	0	224	0	224
Floors	0	291	0	291
Swaptions	0	502	0	502
Subtotal	(2)	1,263	0	1,261
Cash equivalents	2,289	0	0	2,289
Segregated securities	0	1,551	0	1,551
GMIB reinsurance contracts	0	0	11,044	11,044
Separate Accounts' assets	90,751	2,775	224	93,750
Total Assets	$93,810	$39,350	$12,806	$145,966

Liabilities
GIB and GWBL and other features' liability	0	0	265	265
Total Liabilities	$0	$0	$265	$265

Fair Value Measurements at December 31, 2011

	Level 1	Level 2	Level 3	Total

	(In Millions)

Assets
Investments:
Fixed maturities, available-for-sale:
Corporate	$7	$22,698	$432	$23,137
U.S. Treasury, government and agency	0	3,948	0	3,948
States and political subdivisions	0	487	53	540
Foreign governments	0	503	22	525
Commercial mortgage-backed	0	0	902	902
Residential mortgage-backed(1)	0	1,632	14	1,646
Asset-backed(2)	0	92	172	264
Redeemable preferred stock	203	813	14	1,030
Subtotal	210	30,173	1,609	31,992
Other equity investments	66	0	77	143
Trading securities	457	525	0	982
Other invested assets:
Short-term investments	0	132	0	132
Swaps	0	177	(2)	175
Futures	(2)	0	0	(2)
Options	0	7	0	7
Floors	0	327	0	327
Swaptions	0	1,029	0	1,029
Subtotal	(2)	1,672	(2)	1,668
Cash equivalents	2,475	0	0	2,475
Segregated securities	0	1,280	0	1,280
GMIB reinsurance contracts	0	0	10,547	10,547
Separate Accounts' assets	83,672	2,532	215	86,419
Total Assets	$86,878	$36,182	$12,446	$135,506

Liabilities
GIB and GWBL and other features' liability	$0	$0	$291	$291
Total Liabilities	$0	$0	$291	$291

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Level 3 Instruments
Fair Value Measurements

		State and
		Political		Commercial	Residential
		Sub-	Foreign	Mortgage-	Mortgage-	Asset-
	Corporate	divisions	Govts	backed	backed	backed

	(In Millions)

Balance, January 1, 2012	$432	$53	$22	$902	$14	$172
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	2	0	0	2	0	0
Investment gains (losses), net	4	0	0	(105)	0	0
Subtotal	6	0	0	(103)	0	0
Other comprehensive income (loss)	15	(1)	0	128	0	4
Purchases	0	0	0	0	0	0
Issuances	0	0	0	0	0	0
Sales	(47)	(2)	0	(27)	(5)	(25)
Settlements	0	0	0	0	0	0
Transfers into Level 3(2)	17	0	0	0	0	0
Transfers out of Level 3(2)	(68)	0	(3)	0	0	(38)
Balance, December 31, 2012(1)	$355	$50	$19	$900	$9	$113

Balance, January 1, 2011	$320	$49	$21	$1,103	$0	$148
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	1	0	0	2	0	0
Investment gains (losses), net	0	0	0	(30)	0	1
Subtotal	$1	$0	$0	$(28)	$0	$1
Other comprehensive income (loss)	(2)	5	(1)	(34)	(1)	2
Purchases	117	0	1	0	0	21
Sales	(52)	(2)	0	(139)	(5)	(33)
Transfers into Level 3(2)	100	1	1	0	20	33
Transfers out of Level 3(2)	(52)	0	0	0	0	0
Balance, December 31, 2011(1)	$432	$53	$22	$902	$14	$172

	Redeem-					GWBL
	able	Other	Other	GMIB	Separate	and Other
	Preferred	Equity	Invested	Reinsurance	Accounts	Features
	Stock	Investments(1)	Assets	Asset	Assets	Liability

	(In Millions)

Balance, January 1, 2012	$14	$77	$(2)	$10,547	$215	$291
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0	0	0
Investment gains (losses), net	0	0	0	0	8	0
Increase (decrease) in the fair value
of reinsurance contracts	0	0	0	315	0	0
Policyholders' benefits	0	0	0	0	0	(77)
Subtotal	0	0	0	315	8	(77)
Other comprehensive income (loss)	1	0	2	0	0	0
Purchases	0	0	0	182	6	51
Issuances	0	0	0	0	0	0
Sales	0	0	0	0	(2)	0
Settlements	0	0	0	0	(3)	0
Transfers into Level 3(2)	0	0	0	0	0	0
Transfers out of Level 3(2)	0	0	0	0	0	0
Balance, December 31, 2012	$15	$77	$0	$11,044	$224	$265

Balance, January 1, 2011	$2	$73	$0	$4,606	$207	$94
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	0	0	(2)	0	0	0
Investment gains (losses), net	0	1	0	0	0	0
Increase (decrease) in the fair value
of reinsurance contracts	0	0	0	5,737	17	0
Policyholders' benefits	0	0	0	0	0	176
Subtotal	$0	$1	$(2)	$5,737	$17	$176
Other comprehensive income (loss)	(1)	6	0	0	0	0
Purchases	0	2	0	204	4	21
Sales	(2)	(5)	0	0	(11)	0
Settlements	0	0	0	0	(2)	0
Transfers into Level 3(2)	15	0	0	0	0	0
Balance, December 31, 2011	$14	$77	$(2)	$10,547	$215	$291

Fair Value Assets Unrealized Gains Losses By Category For Level 3 Assets And Liabilities Still Held [Table Text Block]
	Earnings (Loss)
			Increase
	Net	Investment	(Decrease) in the
	Investment	Gains	Fair Value of		Policy-
	Income	(Losses),	Reinsurance		holders'
	(Loss)	Net	Contracts	OCI	Benefits

	(In Millions)
Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$0	$0	$0	$14	$0
State and political subdivisions	0	0	0	(1)	0
Foreign governments	0	0	0	1	0
Commercial mortgage-backed	0	0	0	124	0
Asset-backed	0	0	0	3	0
Other fixed maturities, available-for-sale	0	0	0	0	0
Subtotal	$0	$0	$0	$141	$0
GMIB reinsurance contracts	0	0	497	0	0
Separate Accounts’ assets	0	8	0	0	0
GIB and GWBL and other features’ liability	0	0	0	0	26
Total	$0	$8	$497	$141	$26

Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$0	$0	$0	$1	$0
State and political subdivisions	0	0	0	5	0
Foreign governments	0	0	0	(1)	0
Commercial mortgage-backed	0	0	0	(40)	0
Asset-backed	0	0	0	2	0
Other fixed maturities, available-for-sale	0	0	0	(2)	0
Subtotal	$0	$0	$0	$(35)	$0
GMIB reinsurance contracts	0	0	5,941	0	0
Separate Accounts’ assets	0	18	0	0	0
GIB and GWBL and other features’ liability	0	0	0	0	(197)
Total	$0	$18	$5,941	$(35)	$(197)

Fair Value Disclosure Financial Instruments Not Carried At Fair Value [Table Text Block]
	December 31, 2012
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total

	(In Millions)

Mortgage loans on real estate	$5,059	$0	$0	$5,249	$5,249
Other limited partnership interests	1,514	0	0	1,514	1,514
Loans to affiliates	1,037	0	784	402	1,186
Policyholders liabilities: Investment contracts	2,494	0	0	2,682	2,682
Long-term debt	200	0	236	0	236
Loans from affiliates	1,325	0	1,676	0	1,676

	December 31, 2011
	Carrying	Fair
	Value	Value

	(In Millions)

Mortgage loans on real estate	$4,281	$4,432
Other limited partnership interests	1,582	1,582
Loans to affiliates	1,041	1,097
Policyholders liabilities: Investment contracts	2,549	2,713
Long-term debt	200	220
Loans from affiliates	1,325	1,485

Fair Value Inputs Quantitative Information [Table Text Block]
Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012

	Fair	Valuation	Significant
	Value	Technique	Unobservable Input	Range

Assets:	(In Millions)
Investments:
Fixed maturities, available-for-sale:
Corporate	$94	Matrix pricing model	Spread over the industry-specific
			benchmark yield curve	125 bps - 650 bps

Commercial mortgage-backed	889	Discounted Cash flow	Constant default rate	3.0% - 25.0%
			Probability of default	55.0%
			Loss severity	49.0%
			Discount rate	3.72% - 13.42%

Residential mortgage-backed	1	Matrix pricing model	Spread over U.S. Treasury curve	46 bps

Asset-backed	8	Matrix pricing model	Spread over U.S. Treasury curve	30 bps - 695 bps

Other equity investments	38	Market comparable	Revenue multiple	0.6x - 62.5x
		companies	R&D multiple	1.0x - 30.6x
			Discount rate	18.0%
			Discount years	1 - 2
			Discount for lack of marketability
			and risk factors	40.0% - 60.0%

Separate Accounts' assets	194	Third party appraisal	Capitalization rate	5.5%
			Exit capitalization rate	6.6%
			Discount rate	7.7%

	22	Discounted cash flow	Spread over U.S. Treasury curve	275 bps - 586 bps
			Inflation rate	2.0% - 3.0%
			Discount factor	1.0% - 2.0%

GMIB reinsurance contracts	11,044	Discounted Cash flow	Lapse Rates	1.5% - 8.0%
			Withdrawal Rates	0.2% - 8.0%
			GMIB Utilization Rates	0.0% - 15.0%
			Non-performance risk	13 bps - 45 bps
			Volatility rates - Equity	24.0%- 36.0%

Liabilities:
GMWB/GWBL(1)	$205	Discounted Cash flow	Lapse Rates	1.0% - 8.0%
			Withdrawal Rates	0.0% - 7.0%
			Volatility rates - Equity	24.0% - 36.0%